Stockholders' Equity - Schedule of Changes in Common Stock Warrants (Details) (10K) - Warrants [Member] - USD ($)		9 Months Ended	12 Months Ended
		Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Shares, Warrants Outstanding Beginning		3,579,505	6,803,503	23,107,701
Number of Shares, Warrants granted			233,334	312,500
Number of Shares, Warrants exercised			(202,500)	(2,856,041)
Number of Shares, Warrants adjusted	[1]			(13,601,951)
Number of Shares, Warrants expired/cancelled		(3,274,055)	(3,254,832)	(158,706)
Number of Shares, Warrants Outstanding Ending		305,450	3,579,505	6,803,503
Number of Shares, Warrants Exercisable Ending		305,450	3,579,505
Exercise Price Per Share Warrants granted			$ 0.40
Exercise Price Per Share Warrants exercised			$ 0.10	$ 0.30
Weighted Average Remaining Contractual Life (in years) Warrants Outstanding, Beginning		6 months 7 days	1 year 10 months 25 days	2 years 10 months 10 days
Weighted Average Remaining Contractual Life (in years) Warrants Outstanding, Warrants Granted			1 year 8 months 16 days	2 years 11 months 8 days
Weighted Average Remaining Contractual Life (in years) Warrants Outstanding Ending		1 year 5 months 9 days	6 months 7 days	1 year 10 months 25 days
Weighted Average Remaining Contractual Life (in years) Warrants Exercisable		1 year 5 months 9 days	6 months 7 days
Aggregate Intrinsic Value Outstanding		$ 749	$ 2,052,699
Aggregate Intrinsic Value Outstanding			749	$ 2,052,699
Aggregate Intrinsic Value Exercisable			$ 749
Weighted Average Exercise Price Per Share Exercise Price Warrants Beginning		$ 4.45	$ 0.81	$ 1
Weighted Average Exercise Price Per Share Exercise Price Warrants granted			0.34	0.13
Weighted Average Exercise Price Per Share Exercise Price Warrants exercised			0.10	0.30
Weighted Average Exercise Price Per Share Exercise Price Warrants adjusted	[1]			0.01
Weighted Average Exercise Price Per Share Exercise Price Warrants expired/cancelled		4.62	0.13	8.76
Weighted Average Exercise Price Per Share Exercise Price Warrants Ending		2.64	4.45	0.81
Weighted Average Exercise Price Per Share Exercise Price Warrants Exercisable		2.64	4.45
Minimum [Member]
Weighted Average Exercise Price Outstanding		0.10	0.1	0.01
Exercise Price Per Share Warrants granted				0.10
Exercise Price Per Share Warrants exercised
Exercise Price Per Share Warrants adjusted	[1]			0.10
Exercise Price Per Share Warrants expired/cancelled		0.10	0.01	6.00
Weighted Average Exercise Price Outstanding		0.40	0.10	0.1
Exercise Price Per Share Exercisable		0.40	0.10
Maximum [Member]
Weighted Average Exercise Price Outstanding		10	10	25
Exercise Price Per Share Warrants granted				0.15
Exercise Price Per Share Warrants exercised
Exercise Price Per Share Warrants adjusted	[1]			0.15
Exercise Price Per Share Warrants expired/cancelled		4.60	6.00	25.00
Weighted Average Exercise Price Outstanding		10	10	$ 10
Exercise Price Per Share Exercisable		$ 10	$ 10

[1]	Based upon Delaware law and on the terms and conditions set forth in the applicable warrant agreement, any adjustments to the warrants were limited to a floor price of $0.001. Pursuant to the defective warrant exercise notice using an exercise price below $0.001, the Company issued at total of 1,473,777 shares of common stock to the warrant holders, which the Company believes are voidable, and also recorded 16,009,450 warrants outstanding to the holder on the Company’ financial statements for the year ended December 31, 2014, and for the periods ending March 31 and June 30, 2015. Management believes that the warrants were recorded in error during the periods presented, and has recorded the revised number of warrants outstanding at September 30, 2015 at 2,407,500, which reflects the number of shares of common stock purchase warrants outstanding and exercisable under the terms of the warrants at an exercise price of $0.001 per share. This net adjustment of 13,601,951 warrants has been reflected in the schedule for the twelve months ending December 31, 2015. The Company reached a Settlement Agreement in 2016 with this warrant holder to cancel all the remaining 2,407,500 warrants in exchange for 50,000 shares of Series A Preferred.